Income Tax: (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts payable and accrued expenses	$ 33,869	$ 43,966
Property, plant and equipment	(5,248)	(7,254)
Total temporary differences	28,621	36,712
Net operating loss carry forward	37,543,580	35,659,263
Alternative minimum tax credit	19,871	19,871
Total temporary differences, operating losses and tax credit carry forwards	37,592,072	35,715,846
Valuation allowance	$ (37,592,072)	$ (35,715,846)